DISPOSAL GROUP HELD FOR SALE (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Director [Member]	Jan. 31, 2013 Proved Oil and Gas Properties - Weld County, CO [Member]	Mar. 31, 2013 Proved Oil and Gas Properties - Weld County, CO [Member]	Mar. 31, 2014 Proved Oil and Gas Properties - Weld County, CO [Member]	Dec. 31, 2013 Proved Oil and Gas Properties - Weld County, CO [Member]	Dec. 31, 2012 Proved Oil and Gas Properties - Weld County, CO [Member]	Sep. 07, 2012 Proved Oil and Gas Properties - Weld County, CO [Member]	Mar. 31, 2014 Proved Oil and Gas Properties - Weld County, CO [Member] Director [Member]	Dec. 31, 2013 Proved Oil and Gas Properties - Weld County, CO [Member] Director [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of wells											5
Property recorded as a separate asset										$ 1,472,521	$ 1,472,521
Accumulated amortization of mineral interests capitalized										5,658	5,658
Proceeds from sale of disposal group held for sale		1,600,000		1,600,000		1,600,000
Gain on disposal of property		143,608		143,608			143,608
AFE deposit							400,000		400,000
Liabilities from disposal group held for sale										7,745
Due to others - related party	$ 683,282		$ 15,000	$ 812,205	$ 209,520			$ 400,000	$ 400,000			$ 209,520	$ 209,520